Discontinued Operations and Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Financial Performance Relating to Discontinued Operations
For the periods prior to its sale, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Net interest income	—	24
Net fee and commission income	—	27
Total operating income	—	51
Operating expenses before credit impairment losses, provisions and charges	—	(22)
Credit impairment losses	—	7
Provisions for other liabilities and charges	—	(3)
Total operating credit impairment losses, provisions and charges	—	4
Profit from discontinued operations before tax	—	33
Tax on profit from discontinued operations	—	(9)
Profit from discontinued operations after tax	—	24

Disclosure of Assets Classified as Held for Sale	At 30 June 2022, assets held for sale comprised:

30 June 2022
£m
Assets
Property, plant and equipment	49
Total assets held for sale	49